EARNINGS/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2018
EARNINGS/(LOSS) PER SHARE
EARNINGS/(LOSS) PER SHARE

18. EARNINGS/(LOSS) PER SHARE

Basic earnings/(loss) per share and diluted earnings per share were calculated as follows:

	2016	2017	2018
	RMB (in millions, except for share and per share data)
Numerator:
Net (loss)/income attributable to Ctrip’s shareholders	(1,418)	2,155	1,112
Eliminate the dilutive effect of interest expense of convertible notes	—	52	—
Numerator for diluted (loss)/earnings per share	(1,418)	2,207	1,112

Denominator:
Denominator for basic (loss)/earnings per ordinary share - weighted average ordinary shares outstanding	59,166,582	66,300,808	68,403,426
Dilutive effect of share options	—	2,978,969	2,521,197
Dilutive effect of convertible notes	—	2,345,083	—
Dilutive effect of convertible notes sold warrants	—	151,033	—
Denominator for diluted earnings/(loss) per ordinary share	59,166,582	71,775,893	70,924,623

Basic (loss)/earnings per ordinary share	(23.97)	32.51	16.25
Diluted (loss)/earnings per ordinary share	(23.97)	30.75	15.67

Basic (loss)/earnings per ADS	(3.00)	4.06	2.03
Diluted (loss)/earnings per ADS	(3.00)	3.84	1.96

All the convertible senior notes had anti-dilutive impact and were excluded in the computation of diluted EPS in 2018. The 2018, 2020, 2025 and 2022 Notes, the 2025 Booking and Hillhouse Notes and 2022 Booking Notes were not included in the computation of diluted EPS in 2017 because the inclusion of such instrument would be anti-dilutive. All the convertible senior notes had anti-dilutive impact and were excluded in the computation of diluted EPS in 2016, given the loss reported.

For the years ended December 31, 2016, 2017 and 2018, the Company had securities which could potentially dilute basic earnings per share in the future, which were excluded from the computation of diluted earnings/(loss) per share as their effects would have been anti-dilutive. Such weighted average numbers of ordinary shares outstanding are as following:

	2016	2017	2018
Convertible Notes	10,066,342	8,281,479	9,604,548
Outstanding weighted average stock options	3,678,030	99,695	2,521,197
Sold Warrants	303,176	—	—
	14,047,548	8,381,174	12,125,745